Other Assets (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Assets (Abstract)
Balance at beginning of period	$ 2,100,277	$ 1,491,306
Additions	943,325	2,111,492
Amortization	(447,573)	(1,502,521)	(907,310)
Balance at end of period	$ 2,596,029	$ 2,100,277	$ 1,491,306